Segment reporting (Details) € in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021 EUR (€)	Sep. 30, 2020 EUR (€)	Sep. 30, 2021 EUR (€) segment	Sep. 30, 2020 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Segment reporting
Number of reportable segments | segment			2
Revenues	€ 4,938	€ 4,908	€ 13,941	€ 12,708
Cost of sales	(2,997)	(3,301)	(9,549)	(8,931)
Gross profit	€ 1,941	€ 1,607	€ 4,392	€ 3,777
Gross profit margin (as a percent)	39.30%	32.70%	31.50%	29.70%
Operating Expenses	€ (4,505)	€ (4,254)	€ (14,162)	€ (13,567)
Other operating expenses	(101)	(590)	(486)	(1,958)
Other operating income	1,177	223	2,203	1,258
Operating loss	(1,488)	(3,014)	(8,053)	(10,490)
Finance expense	(648)	(1,005)	(3,795)	(1,692)
Finance income	1,336	77	163	573
Financial result	688	(928)	(3,632)	(1,119)
Loss before income taxes	(800)	(3,942)	(11,685)	(11,609)
Income tax income (expense)		(93)	52	(150)
Net loss	(800)	(4,035)	(11,633)	(11,759)	€ (15,481)	€ (13,978)	€ (8,747)
Systems
Segment reporting
Revenues	2,497	2,686	7,258	5,862
Cost of sales	(1,395)	(1,626)	(4,819)	(3,822)
Gross profit	€ 1,102	€ 1,060	€ 2,439	€ 2,040
Gross profit margin (as a percent)	44.10%	39.50%	33.60%	34.80%
Services
Segment reporting
Revenues	€ 2,441	€ 2,222	€ 6,683	€ 6,846
Cost of sales	(1,602)	(1,675)	(4,730)	(5,109)
Gross profit	€ 839	€ 547	€ 1,953	€ 1,737
Gross profit margin (as a percent)	34.40%	24.60%	29.20%	25.40%
Operating segments
Segment reporting
Revenues	€ 4,938	€ 4,908	€ 13,941	€ 12,708
Operating segments | Systems
Segment reporting
Revenues	2,513	2,836	8,887	6,437
Operating segments | Services
Segment reporting
Revenues	2,441	2,222	6,683	6,846
Intra-segment
Segment reporting
Revenues	(16)	(150)	(1,629)	(575)
Intra-segment | Systems
Segment reporting
Revenues	€ (16)	€ (150)	€ (1,629)	€ (575)